GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
35,017,052	Great-West Bond Index Fund Institutional Class(a)	$346,318,639

TOTAL BOND MUTUAL FUNDS — 35.21% (Cost $347,457,771)		$346,318,639
EQUITY MUTUAL FUNDS
3,630,501	Fidelity® Emerging Markets Index Fund Institutional Class	45,417,564
12,058,058	Great-West International Index Fund Institutional Class(a)	134,809,085
20,652,926	Great-West S&P 500® Index Fund Institutional Class(a)	202,605,206
11,437,736	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	114,834,874
9,927,927	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	90,641,977

TOTAL EQUITY MUTUAL FUNDS — 59.80% (Cost $508,160,050)		$588,308,706
Account Balance		Fair Value
FIXED INTEREST CONTRACT
49,784,711(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 49,784,711

TOTAL FIXED INTEREST CONTRACT — 5.06% (Cost $49,784,711)		$49,784,711
TOTAL INVESTMENTS — 100.07% (Cost $905,402,532)		$984,412,056
OTHER ASSETS & LIABILITIES, NET — (0.07)%		$(675,150)
TOTAL NET ASSETS — 100.00%		$983,736,906

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.25%. Prior to August 1, 2021, the declared rate of interest was guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2021

The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2021, in which the issuer was an affiliate of the Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	35,017,052	$349,898,423	$30,933,082	$22,423,469	$685,569	$(12,089,397)	$3,448,479	$346,318,639	35.21%
					685,569	(12,089,397)	3,448,479	346,318,639	35.21
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	12,058,058	139,846,817	6,765,842	15,067,461	4,310,029	3,263,887	480,137	134,809,085	13.70
Great-West S&P 500® Index Fund Institutional Class	20,652,926	209,569,666	18,829,122	46,764,052	(4,733,839)	20,970,470	2,368,357	202,605,206	20.60
Great-West S&P Mid Cap 400® Index Fund Institutional Class	11,437,736	117,132,690	8,251,001	26,102,051	(1,104,374)	15,553,234	1,142,896	114,834,874	11.67
Great-West S&P Small Cap 600® Index Fund Institutional Class	9,927,927	91,838,193	9,061,598	22,452,716	2,239,317	12,194,902	1,087,126	90,641,977	9.21
					711,133	51,982,493	5,078,516	542,891,142	55.18
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	49,784,711	49,944,233	2,822,778	3,522,590	-	-	540,290	49,784,711	5.06
					0	0	540,290	49,784,711	5.06
				Total	$1,396,702	$39,893,096	$9,067,285	$938,994,492	95.45%

September 30, 2021